Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Research and development	$ 2,085,609	$ 1,527,711
Prepaid insurance	94,662	49,013
Other	257,881	224,479
Total	$ 2,438,152	$ 1,801,203